Common Stock Equivalents (Details 4) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Warrants Outstanding
Warrants Outstanding, Weighted Average Exercise Price	$ 1.41	$ 1.46
Warrants [Member]
Warrants Outstanding
Warrants Outstanding, Number Outstanding	17,830,139	11,295,968
Warrants Outstanding, Weighted Average Contractual Life (in years)	2 years 9 months 11 days	2 years 1 month 20 days
Warrants Outstanding, Weighted Average Exercise Price	$ 1.85	$ 3.50
Warrants Exercisable
Warrants Exercisable, Number Outstanding	17,808,339	11,019,168
Warrants Exercisable, Weighted Average Contractual Life (in years)	2 years 8 months 5 days	1 year 7 months 28 days
Warrants Exercisable, Weighted Average Exercise Price	$ 1.85	$ 3.56
Minimum [Member] | Warrants [Member]
Warrants Outstanding
Warrants Outstanding, Range of Exercise Price	$ 0.50	$ 1.00
Warrants Exercisable
Warrants Outstanding, Range of Exercise Price	$ 0.50	$ 1.00
Maximum [Member] | Warrants [Member]
Warrants Outstanding
Warrants Outstanding, Range of Exercise Price	$ 30.00	$ 51.50
Warrants Exercisable
Warrants Outstanding, Range of Exercise Price	$ 30.00	$ 51.50